UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.):
                        [ ]  is a restatement.
                        [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 108 Traders Cross, Suite 105
         Bluffton, SC 29910

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 705-6690

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Bluffton, SC      July 11, 2006
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       66
                                        -------------

Form 13F Information Table Value Total:    $114,127
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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FORM 13F INFORMATION TABLE

                                                         INVEST-       VOTING
NAME OF ISSUER		   TITLE OF  CUSIP   VALUE  SHRS MENT    OTHER AUTHORITY
                           CLASS             (X$1000)    DISCRE- MGRS	 SOLE
							 TION


Aflac Inc                    Common  001055102 1976   42830 SOLE     N/A   42830
Abbott Laboratories          Common  002824100 2949   69125 SOLE     N/A   69125
Altria Group Inc.            Common  02209S103 622    8733  SOLE     N/A   8733
American International Group Common  026874107 533    8080  SOLE     N/A   8080
Amgen Inc                    Common  031162100 932    12792 SOLE     N/A   12792
Archer Daniels Midland       Common  039483102 3140   84452 SOLE     N/A   84452
Arrow International          Common  042764100 1888   60110 SOLE     N/A   60110
Automatic Data Processing    Common  053015103 1371   29638 SOLE     N/A   29638
BB&T Corporation             Common  054937107 1109   27812 SOLE     N/A   27812
Bank of America Corp         Common  060505104 3930   84417 SOLE     N/A   84417
Caterpillar Inc              Common  149123101 3924   51770 SOLE     N/A   51770
Chevron Corp                 Common  166764100 610    10253 SOLE     N/A   10253
Chubb Corp.                  Common  171232101 577    5925  SOLE     N/A   5925
Citigroup Inc                Common  172967101 3553   73630 SOLE     N/A   73630
Coca-Cola Enterprises        Common  191219104 230    5498  SOLE     N/A   5498
Crosstex Energy LP           Common  22765U102 346    10020 SOLE     N/A   10020
Dentysplay International Inc Common  249030107 512    9060  SOLE     N/A   9060
Doral Financial Corp         Common  25811P100 130    11450 SOLE     N/A   11450
Duff & Phelps Util Cor       Common  26432K108 231    19100 SOLE     N/A   19100
Eaton Vance                  Common  278265103 2622   92840 SOLE     N/A   92840
Ecolab Inc                   Common  278865100 1096   28520 SOLE     N/A   28520
Emerson Electric Co          Common  291011104 1019   12287 SOLE     N/A   12287
Enbridge Energy Partners LP  Common  29250R106 2853   65525 SOLE     N/A   65525
Enterprise Products Partners Common  293792107 3748   151305SOLE     N/A   151305
Energy Transfer Partners LP  Common  29273R109 2261   57340 SOLE     N/A   57340
Exxon Mobil Corp             Common  30231G102 2366   38071 SOLE     N/A   38071
Franklin Electric Co. Inc.   Common  353514102 2213   39280 SOLE     N/A   39280
General Electric Company     Common  369604103 4492   130504SOLE     N/A   130504
Genzyme Corp                 Common  372917104 448    6600  SOLE     N/A   6600
John Han Bk & Thrift Opp Fd  Common  409735107 159    16311 SOLE     N/A   16311
Home Depot                   Common  437076102 2674   62694 SOLE     N/A   62694
JP Morgan Chase & Co.        Common  46625H100 1016   23873 SOLE     N/A   23873
Johnson & Johnson            Common  478160104 2794   47837 SOLE     N/A   47837
Kayne Anderson MLP InvestmentCommon  486606106 1303   50520 SOLE     N/A   50520
Kinder Morgan Energy PartnersCommon  494550106 2743   56755 SOLE     N/A   56755
Lehman Bros                  Common  524908100 1800   267   SOLE     N/A   267
Magellan Midstream Partners  Common  55907R108 3915   117670SOLE     N/A   117670
McDonald's Corp              Common  580135101 2345   67355 SOLE     N/A   67355
Medtronic Inc                Common  585055106 1689   33390 SOLE     N/A   33390
Meridian Bioscience Inc      Common  589584101 636    23100 SOLE     N/A   23100
Microsoft Corp.              Common  594918104 1083   39030 SOLE     N/A   39030
Natural Resource Partners LP Common  63900P103 1922   36820 SOLE     N/A   36820
Northern Border Partners LP  Common  664785102 403    8370  SOLE     N/A   8370
Pentair Inc                  Common  709631105 2658   65945 SOLE     N/A   65945
Pepsico Inc                  Common  713448108 1033   17851 SOLE     N/A   17851
Pfizer Inc                   Common  717081103 2849   113177SOLE     N/A   113177
Pimco Corporate Income Fund  Common  72200U100 214    14000 SOLE     N/A   14000
Plains All Amer Pipeline LP  Common  726503105 1820   40705 SOLE     N/A   40705
Praxair Inc                  Common  74005P104 1788   32090 SOLE     N/A   32090
Principal Financial Group    Common  74251V102 205    4100  SOLE     N/A   4100
Procotor & Gamble            Common  742718109 2638   45782 SOLE     N/A   45782
Roper Industries Inc         Common  776696106 2387   48150 SOLE     N/A   48150
Staples Inc                  Common  855030102 838    31650 SOLE     N/A   31650
State Street Corp            Common  857477103 1493   24475 SOLE     N/A   24475
Sunoco Logistics Partners LP Common  86764L108 4193   101225SOLE     N/A   101225
Synovus Financial Corp       Common  8716C0105 1195   43903 SOLE     N/A   43903
Teppco Parnters LP           Common  872384102 293    8000  SOLE     N/A   8000
Teleflex Inc                 Common  879369106 1692   23635 SOLE     N/A   23635
Tortoise Energy InfrastructurCommon  89147L100 1110   39730 SOLE     N/A   39730
US Bancorp                   Common  902973304 1998   64875 SOLE     N/A   64875
Universal Stainless Alloy    Common  913837100 247    9506  SOLE     N/A   9506
United Technologies Corp.    Common  913017109 2477   42535 SOLE     N/A   42535
Valero LP                    Common  91913W104 1107   22175 SOLE     N/A   22175
Wachovia Corp                Common  929903102 1851   32552 SOLE     N/A   32552
Wells Fargo & Company        Common  949746101 2625   40300 SOLE     N/A   40300
Wolverine World Wide Inc     Common  978097103 1253   58140 SOLE     N/A   58140


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